Income taxes (Tables)	10 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income or loss before income tax
For the period from March 10, 2021 (Inception) to December 31, 2021
Switzerland	$(53,663,726)
Foreign	24,866
Total	$(53,638,860)

Schedule of income tax rate to loss before income taxes
For the period from March 10, 2021 (Inception) to December 31, 2021
Statutory income tax rate	11.9%
Non-deductible expense	(10.9)%
Change in valuation allowance	(1.0)%
Other	0.0%
Effective income tax rate	0.0%

Schedule of deferred tax assets liabilities
December 31, 2021
Intangible assets	$2,963,340
Defined benefit plan	8,497
Net operating loss carry forward	2,873,281
Total deferred tax assets (gross)	5,845,118
Valuation allowance	(5,845,118)
Total deferred tax asset (net)	$—